UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Inflation-Protected Securities Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 28, 2019 (unaudited)
Rating	Percentage of Fund Investments
Aaa	98.64%
Aa1	0.95
Short Term Investments	0.41
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,051.20	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$1.74
Investor Class
Actual	$1,000.00	$1,050.00	$3.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.47
Class L
Actual	$1,000.00	$1,050.50	$3.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.47
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class, 0.70% for the Investor Class and 0.70% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 28.42%
	Anchorage Capital Ltd(a)(b)
	Series 2014-3RA Class A
$ 6,250,000	3.63%, 01/28/2031 3-mo. LIBOR + 1.05%	$ 6,206,494
	Series 2014-4RA Class A
5,000,000	3.63%, 01/28/2031 3-mo. LIBOR + 1.05%	4,969,275
4,950,000	Apidos XII(a)(b) Series 2013-12A Class AR 3.67%, 04/15/2031 3-mo. LIBOR + 1.08%	4,931,858
6,750,000	Benefit Street Partners VIII Ltd(a)(b) Series 2015-8A Class A1AR 3.68%, 01/20/2031 3-mo. LIBOR + 1.10%	6,705,794
3,784,896	Brazos Higher Education Authority Inc(b) Series 2005-1 Class 1A4 2.48%, 03/26/2029 3-mo. LIBOR + 0.15%	3,782,814
4,500,000	Cedar Funding VII Ltd(a)(b) Series 2018-7A Class A1 3.34%, 01/20/2031 3-mo. LIBOR + 1.00%	4,464,833
4,250,000	Dryden 57 Ltd(a)(b) Series 2018-57A Class A 3.54%, 05/15/2031 3-mo. LIBOR + 1.01%	4,211,771
	ECMC Group Student Loan Trust(a)(b)
	Series 2018-1A Class A
3,391,744	3.15%, 02/27/2068 1-mo. LIBOR + 0.75%	3,370,681
	Series 2018-2A Class A
1,969,254	3.11%, 09/25/2068 1-mo. LIBOR + 0.80%	1,913,576
864,747	Edsouth Indenture No 1 LLC(a)(b) Series 2010-1 Class A1 3.43%, 07/25/2023 3-mo. LIBOR + 0.85%	864,855
8,000,000	Ford Credit Floorplan Master Owner Trust A(b) Series 2016-5 Class A2 2.84%, 11/15/2021 1-mo. LIBOR + 0.46%	8,006,051
4,600,000	Galaxy XXI Ltd(a)(b) Series 2015-21A Class AR 3.60%, 04/20/2031 3-mo. LIBOR + 1.02%	4,541,143
2,636,458	Higher Education Funding I(a)(b) Series 2014-1 Class A 3.57%, 05/25/2034 3-mo. LIBOR + 1.05%	2,647,752
1,250,000	ICG US Ltd(a)(b) Series 2018-1A Class A1 3.64%, 04/21/2031 3-mo. LIBOR + 1.06%	1,237,640
Principal Amount		Fair Value
Non-Agency — (continued)
$ 3,100,000	Madison Park Funding XXX Ltd(a)(b) Series 2018-30A Class A 3.34%, 04/15/2029 3-mo. LIBOR + 0.75%	$ 3,069,369
2,600,000	Magnetite XIV-R Ltd(a)(b) Series 2015-14RA Class A1 3.70%, 10/18/2031 3-mo. LIBOR + 1.12%	2,595,099
5,000,000	Magnetite XVI Ltd(a)(b) Series 2015-16A Class AR 3.38%, 01/18/2028 3-mo. LIBOR + 0.80%	4,980,460
1,550,000	NextGear Floorplan Master Owner Trust(a)(b) Series 2018-1A Class A1 3.02%, 02/15/2023 1-mo. LIBOR + 0.64%	1,554,403
5,865,000	Nissan Master Owner Trust Receivables(b) Series 2017-C Class A 2.70%, 10/17/2022 1-mo. LIBOR + 0.32%	5,867,272
6,950,000	Parallel Ltd(a)(b) Series 2015-1A Class AR 3.43%, 07/20/2027 3-mo. LIBOR + 0.85%	6,947,137
1,446,887	PHEAA Student Loan Trust(a)(b) Series 2012-1A Class A1 2.95%, 05/25/2057 1-mo. LIBOR + 0.55%	1,432,666
5,000,000	RR 3 Ltd(a)(b) Series 2014-14A Class A1R2 3.68%, 01/15/2030 3-mo. LIBOR + 1.09%	4,963,610
	Scholar Funding Trust(a)(b)
	Series 2010-A Class A
166,735	3.33%, 10/28/2041 3-mo. LIBOR + 0.75%	163,619
	Series 2011-A Class A
1,301,762	3.48%, 10/28/2043 3-mo. LIBOR + 0.90%	1,297,318
1,780,026	SLM Student Loan Trust(b) Series 2007-1 Class A5 2.67%, 01/26/2026 3-mo. LIBOR + 0.09%	1,774,237
647,574	Student Loan Consolidation Center Student Loan Trust I(a)(b) Series 2011-1 Class A 3.62%, 10/25/2027 1-mo. LIBOR + 1.22%	650,457
6,500,000	Trillium Credit Card Trust II(a)(b) Series 2018-1A Class A 2.65%, 02/27/2023 1-mo. LIBOR + 0.25%	6,500,317
1,293,328	Trinitas II Ltd(a)(b) Series 2014-2A Class A1R 3.77%, 07/15/2026 3-mo. LIBOR + 1.18%	1,294,865

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 6,650,000	Vibrant VIII Ltd(a)(b) Series 2018-8A Class A1A 3.48%, 01/20/2031 3-mo. LIBOR + 1.14%	$ 6,599,899
6,650,000	Voya Ltd(a)(b) Series 2016-1A Class A1R 3.65%, 01/20/2031 3-mo. LIBOR + 1.07%	6,590,203
TOTAL ASSET-BACKED SECURITIES — 28.42% (Cost $114,730,792)		$114,135,468
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.61%
1,771,429	Holmes Master Issuer PLC(a)(b) Series 2018-1A Class A2 2.95%, 10/15/2054 3-mo. LIBOR + 0.36%	1,771,834
670,000	Silverstone Master Issuer PLC(a)(b) Series 2019 Class 1A 3.15%, 01/21/2070 3-mo. LIBOR + 0.57%	671,904
		2,443,738
U.S. Government Agency — 8.89%
2,392,670	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates(b) Series KF42 Class A 2.68%, 12/25/2024 1-mo. LIBOR + 0.25%	2,382,250
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit(b)
	Series 4751 Class EF
6,410,027	2.63%, 05/15/2041 1-mo. LIBOR + 0.25%	6,407,205
	Series 4751 Class FA
5,071,636	2.63%, 03/15/2039 1-mo. LIBOR + 0.25%	5,036,880
3,918,338	Federal National Mortgage Association Alternative Credit Enhancement Security(b) Series 2017-M13 Class FA 2.84%, 10/25/2024 1-mo. LIBOR + 0.40%	3,896,110
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit(b)
	Series 2007-22 Class FW
1,581,437	2.85%, 03/25/2037 1-mo. LIBOR + 0.45%	1,584,796
	Series 2016-1 Class FT
413,460	2.75%, 02/25/2046 1-mo. LIBOR + 0.35%	411,109
	Series 2017-45 Class FA
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 343,739	2.75%, 06/25/2047 1-mo. LIBOR + 0.32%	$ 341,852
	Series 2017-96 Class FC
7,141,647	2.80%, 12/25/2057 1-mo. LIBOR + 0.40%	7,114,454
	Government National Mortgage Association(b)
	Series 2011-117 Class FJ
2,135,838	3.27%, 08/20/2041 1-mo. LIBOR + 0.87%	2,182,218
	Series 2017-182 Class FN
6,471,371	2.68%, 12/16/2047 1-mo. LIBOR + 0.30%	6,354,838
		35,711,712
TOTAL MORTGAGE-BACKED SECURITIES — 9.50% (Cost $38,404,341)		$ 38,155,450
MUNICIPAL BONDS AND NOTES
Municipal Bonds And Notes — 0.53%
2,122,621	Utah State Board of Regents(b) 3.15%, 09/25/2056 1-mo. LIBOR + 0.75%	2,124,722
TOTAL MUNICIPAL BONDS AND NOTES — 0.53% (Cost $2,124,576)		$ 2,124,722
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
9,600,000	0.13%, 01/15/2023	10,590,426
12,600,000	0.38%, 07/15/2025	13,721,909
39,100,000	0.63%, 01/15/2026	43,046,254
29,800,000	0.13%, 07/15/2026	31,544,857
15,620,000	0.38%, 01/15/2027	16,633,018
35,500,000	0.38%, 07/15/2027	37,417,636
29,800,000	0.50%, 01/15/2028	31,367,865
25,280,000	0.75%, 07/15/2028	26,749,013
2,800,000	1.38%, 02/15/2044	3,483,812
	United States Treasury Note/Bond
3,000,000	1.88%, 06/30/2026	2,999,531
730,000	2.88%, 08/15/2028	784,066
TOTAL U.S. TREASURY BONDS AND NOTES — 54.36% (Cost $212,771,342)		$218,338,387

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Commercial Paper — 0.38%
$ 1,550,000	VW Credit Inc 2.70%, 12/06/2019	$ 1,531,755
SHORT TERM INVESTMENTS — 0.38% (Cost $1,531,755)		$ 1,531,755
TOTAL INVESTMENTS — 93.19% (Cost $369,562,806)		$374,285,782
OTHER ASSETS & LIABILITIES, NET — 6.81%		$ 27,335,738
TOTAL NET ASSETS — 100.00%		$401,621,520
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
TIPS	Treasury Inflation Protected Securities
At June 28, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Euro Bond Long Futures	5	USD	1,226,125	December 2019	$ 527
Eurodollar Interest Rate Long Futures	2	USD	489,975	September 2019	550
Eurodollar Interest Rate Short Futures	39	USD	9,592,050	June 2020	(65,693)
Eurodollar Interest Rate Short Futures	9	USD	2,211,300	March 2020	(14,175)
U.S. 10 Year Treasury Note Short Futures	143	USD	18,299,531	September 2019	(15,820)
U.S. 2 Year Treasury Note Long Futures	283	USD	60,894,525	September 2019	320,498
U.S. 5 Year Treasury Note Long Futures	1,211	USD	143,087,219	September 2019	1,932,909
U.S. Long Bond Short Futures	124	USD	19,293,625	September 2019	(520,243)
U.S. Ultra 10 Year Treasury Note Long Futures	3	USD	532,688	September 2019	6,008
U.S. Ultra Long Term Treasury Bond Long Futures	96	USD	13,260,000	September 2019	183,286
				Net Appreciation	$1,827,847
At June 28, 2019, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
Pay	1.75%	3-mo. LIBOR	10,840,000	September 19, 2022	$ 19,051	Quarterly
Receive	1.39%	EFFR	3,900,000	November 30, 2023	2,712	Annually
Receive	1.51%	EFFR	4,160,000	April 30, 2026	17,119	Annually
Receive	3.00%	3-mo. LIBOR	7,080,000	September 18, 2026	(104,352)	Quarterly
				Net Depreciation	$ (65,470)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
At June 28, 2019, the Fund held the following outstanding centrally cleared inflation swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	2.14%	CPI	8,000,000	March 26, 2020	(16,296)	At Maturity
Receive	2.09%	CPI	65,000,000	January 09, 2021	(245,258)	At Maturity
Receive	2.13%	CPI	30,000,000	January 09, 2022	(232,593)	At Maturity
Receive	2.22%	CPI	15,000,000	March 22, 2022	(178,079)	At Maturity
Receive	2.16%	CPI	17,000,000	January 09, 2023	(204,977)	At Maturity
Receive	2.17%	CPI	20,000,000	January 09, 2024	(319,576)	At Maturity
Receive	2.25%	CPI	28,200,000	February 20, 2024	(593,855)	At Maturity
				Net Depreciation	$(1,790,634)
Abbreviations:
CPI	Consumer Price Index
EFFR	Effective Federal Funds Rate is the interest rate at which banks and other depository institutions lend money to each other.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West Inflation-Protected Securities Fund
ASSETS:
Investments in securities, fair value(a)	$374,285,782
Cash	25,122,394
Cash pledged on futures contracts	822,380
Cash pledged on centrally cleared swaps	4,598,588
Interest receivable	432,435
Subscriptions receivable	234,414
Receivable for investments sold	3,037,760
Variation margin on futures contracts	67,457
Total Assets	408,601,210
LIABILITIES:
Payable for director fees	3,055
Payable for investments purchased	6,031,621
Payable for other accrued fees	61,144
Payable for shareholder services fees	1,442
Payable to investment adviser	92,918
Redemptions payable	703,469
Variation margin on centrally cleared swaps	86,041
Total Liabilities	6,979,690
NET ASSETS	$401,621,520
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,083,853
Paid-in capital in excess of par	403,629,731
Total distributable earnings	(6,092,064)
NET ASSETS	$401,621,520
NET ASSETS BY CLASS
Investor Class	$5,326,460
Class L	$10,345
Institutional Class	$396,284,715
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Class L	15,000,000
Institutional Class	100,000,000
Issued and Outstanding
Investor Class	540,368
Class L	1,049
Institutional Class	40,297,109
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.86
Class L	$9.86
Institutional Class	$9.83
(a) Cost of investments	$369,562,806
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
Great-West Inflation-Protected Securities Fund
INVESTMENT INCOME:
Interest	$5,732,926
Total Income	5,732,926
EXPENSES:
Management fees	637,037
Shareholder services fees – Investor Class	10,181
Shareholder services fees – Class L	18
Audit and tax fees	26,777
Custodian fees	5,822
Director's fees	10,228
Distribution fees – Class L	13
Legal fees	1,541
Pricing fees	7,112
Registration fees	45,148
Transfer agent fees	6,006
Other fees	493
Total Expenses	750,376
Less amount waived by investment adviser	64,506
Less amount waived by distributor - Class L	13
Net Expenses	685,857
NET INVESTMENT INCOME	5,047,069
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	1,125,773
Net realized loss on interest rate swaps	(519,633)
Net realized gain on futures contracts	2,957,888
Net realized loss on inflation swaps	(1,078,426)
Net realized loss on purchased options contracts	(13,011)
Net Realized Gain	2,472,591
Net change in unrealized appreciation on investments	10,585,518
Net change in unrealized depreciation on interest rate swaps	(57,851)
Net change in unrealized appreciation on inflation swaps	1,366,833
Net change in unrealized appreciation on futures contracts	292,798
Net Change in Unrealized Appreciation	12,187,298
Net Realized and Unrealized Gain	14,659,889
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,706,958
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019
Great-West Inflation-Protected Securities Fund	2019 (Unaudited)	2018 (a)
OPERATIONS:
Net investment income	$5,047,069	$10,109,630
Net realized gain (loss)	2,472,591	(6,391,633)
Net change in unrealized appreciation (depreciation)	12,187,298	(7,492,579)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,706,958	(3,774,582)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(5,503)
Class L	-	(9)
Institutional Class	-	(343,710)
From return of capital	0	(349,222)
From net investment income and net realized gains
Investor Class	(44,766)	(244,751)
Class L	(92)	(374)
Institutional Class	(4,175,309)	(17,559,148)
From net investment income and net realized gains	(4,220,167)	(17,804,273)
Total Distributions	(4,220,167)	(18,153,495)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	772,799	8,923,901
Class L	-	10,000
Institutional Class	38,710,555	493,312,028
Shares issued in reinvestment of distributions
Investor Class	44,766	250,254
Class L	92	383
Institutional Class	4,175,309	17,902,858
Shares redeemed
Investor Class	(1,609,805)	(2,962,917)
Institutional Class	(29,046,799)	(122,420,618)
Net Increase in Net Assets Resulting from Capital Share Transactions	13,046,917	395,015,889
Total Increase in Net Assets	28,533,708	373,087,812
NET ASSETS:
Beginning of Period	373,087,812	0
End of Period	$401,621,520	$373,087,812
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	80,361	894,889
Class L	-	1,001
Institutional Class	4,011,852	49,389,204
Shares issued in reinvestment of distributions
Investor Class	4,550	26,193
Class L	8	40
Institutional Class	425,184	1,875,012
Shares redeemed
Investor Class	(165,152)	(300,473)
Institutional Class	(2,983,215)	(12,420,928)
Net Increase	1,373,588	39,464,938
(a) Fund commenced operations on January 05, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$ 9.47	0.10	0.37	0.47	-	(0.08)	-	(0.08)	$9.86	5.00% (d)
12/31/2018 (e)	$10.00	0.20	(0.32)	(0.12)	(0.01)	(0.40)	-	(0.41)	$9.47	(1.22%) (d)
Class L
06/28/2019(Unaudited)	$ 9.47	0.11	0.37	0.48	-	(0.09)	-	(0.09)	$9.86	5.05% (d)
12/31/2018 (e)	$10.00	0.18	(0.33)	(0.15)	(0.01)	(0.37)	-	(0.38)	$9.47	(1.50%) (d)
Institutional Class
06/28/2019(Unaudited)	$ 9.45	0.12	0.36	0.48	-	(0.10)	-	(0.10)	$9.83	5.12% (d)
12/31/2018 (e)	$10.00	0.24	(0.33)	(0.09)	(0.01)	(0.45)	-	(0.46)	$9.45	(0.89%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 5,326	1.14% (g)	0.70% (g)	2.16% (g)	32% (d)
12/31/2018 (e)	$ 5,878	1.07% (g)	0.70% (g)	2.06% (g)	114% (d)
Class L
06/28/2019 (Unaudited)	$ 10	243.08% (g)	0.70% (g)	2.14% (g)	32% (d)
12/31/2018 (e)	$ 10	209.96% (g)	0.94% (g)	1.83% (g)	114% (d)
Institutional Class
06/28/2019 (Unaudited)	$396,285	0.37% (g)	0.35% (g)	2.62% (g)	32% (d)
12/31/2018 (e)	$367,200	0.37% (g)	0.35% (g)	2.42% (g)	114% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on January 5, 2018.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West Inflation-Protected Securities Fund (the Fund) are included herein. The investment objective of the Fund is to seek real return consistent with the preservation of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Semi-Annual Report - June 28, 2019

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 28, 2019

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 114,135,468	$ —	$ 114,135,468
Mortgage-Backed Securities	—	38,155,450	—	38,155,450
Municipal Bonds and Notes	—	2,124,722	—	2,124,722
U.S. Treasury Bonds and Notes	—	218,338,387	—	218,338,387
Short Term Investments	—	1,531,755	—	1,531,755
Total investments, at fair value:	0	374,285,782	0	374,285,782
Other Financial Investments:
Futures Contracts(a)	$ 2,443,778	$ —	$ —	$ 2,443,778
Interest Rate Swaps(a)	—	38,882	—	38,882
Total Assets	$ 2,443,778	$ 374,324,664	$ 0	$ 376,768,442
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (615,931)	$ —	$ —	$ (615,931)
Interest Rate Swaps(a)	—	(104,352)	—	(104,352)
Inflation Swaps(a)	—	(1,790,634)	—	(1,790,634)
Total Liabilities	$ (615,931)	$ (1,894,986)	$ 0	$ (2,510,917)
(a)	Inflation Swaps, Interest Rate Swaps and Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
Federal tax cost of investments	$369,562,807
Gross unrealized appreciation on investments	200,957,848
Gross unrealized depreciation on investments	(196,263,130)
Net unrealized appreciation on investments	$4,694,718

Semi-Annual Report - June 28, 2019

2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including inflation swaps, interest rate swaps and futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Inflation Risk - The risk that the level of inflation and consumer prices will not be accurately predicted, which could significantly harm the Fund’s performance.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Options
The Fund may buy and sell put and call options, or write put and call options to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, the Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an over-the-counter transaction or maybe executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as the Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and

Semi-Annual Report - June 28, 2019

the option being exercised. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
Purchased options, if any, are reported in the Schedule of Investments. Written options, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes an option, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. When options expire, exercised or closed, the realized gain or loss is included on the Statement of Operations. The Fund held an average market value of $17,156 and $0 in purchased options and written options, respectively, for the reporting period. As of June 28, 2019, there were no purchased or written options held.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 1,162 futures contracts for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
The Fund has entered into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional amount of $41,498,571 in interest rate swaps for the reporting period.

Semi-Annual Report - June 28, 2019

Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). The Fund held an average notional amount of $183,200,000 in inflation swaps for the reporting period.
Valuation of derivative investments as of June 28, 2019 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$ 38,882(a)	Net unrealized depreciation on interest rate swaps	$(104,352)(a)
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$2,443,778 (a)	Net unrealized depreciation on futures contracts	$(615,931)(a)
Inflation contracts (swaps)			Net unrealized depreciation on inflation swaps	$(1,790,634) (a)
(a)Includes cumulative appreciation of interest rate contracts, futures contracts and inflation contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 28, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$ 2,957,888	Net change in unrealized appreciation on futures contracts	$292,798
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$ (519,633)	Net change in unrealized depreciation on interest rate swaps	$(57,851)
Interest rate contracts (purchased options)	Net realized loss on purchased options contracts	$ (13,011)
Inflation contracts (swaps)	Net realized loss on inflation swaps	$(1,078,426)	Net change in unrealized appreciation on inflation swaps	$1,366,833
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.33% of the Fund’s average daily net assets up to $1 billion dollars, 0.28% of the Fund's average daily net assets over $1 billion dollars and 0.23% of the Fund's average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.35% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 28, 2019

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 28, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires June 28, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$118,282	$64,506	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $722,495 and $12,995,720, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $118,748,003 and $114,114,582, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or recipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of June 28, 2019.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 28, 2019

7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Inflation-Protected Securities Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data1, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting, the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
With respect to the Fund’s investment performance, the Board noted that the Fund commenced operation on January 4, 2018, and given the limited operating period Broadridge determined that there was no meaningful performance record to include in its report. In this connection, the Board considered that it had initially approved the Agreements at a meeting held on September 20, 2017 (the “September 2017 Meeting”). Although the Agreements were subject to an initial two-year term with respect to the Fund, GWCM requested that the Board consider the continuation of the Agreements at the Meeting in order to align the timing of the Board’s assessment of the Agreements with the Board’s annual contract review process for the other investment sub-advisory agreements of the Company. Given the circumstances, the Board considered its review at the September 2017 Meeting of historical performance results of a composite of accounts managed by the Sub-Adviser using the same investment strategy as it would use to manage the Fund and its determination then that it was satisfied with the Sub-Adviser’s investment performance. The Board also noted that, in evaluating the Advisory Agreement in general, it was taking into account its accumulated experience in working with GWCM on matters relating to the Company’s other Funds. Similarly, the Board noted its accumulated experience in working with the Sub-Adviser on matters relating to another fund of the Company. The Board also considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance. The Board determined that it was satisfied with each adviser’s investment performance capabilities and concluded that this factor supported the continuation of the Agreements.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that GWCM has contractually agreed to limit the fees and expenses of the Fund through April 30, 2020.

The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Adviser and that such fees were negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer group.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of its respective peer group, ranking in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses and noted the Independent Fee Consultant’s conclusion that the management fees and total expenses of the Fund are reasonable in relation to the services delivered.
The Board noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to similar accounts managed by the Sub-Adviser and noted that, based on the information provided by the Sub-Adviser, the Sub-Adviser’s fee schedule for other clients was competitive with the fee charged to GWCM.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information and the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately reflected in the management fee paid by the Fund, including the schedule of breakpoints agreed to by GWCM.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services.

Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits to be derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019